Revenue Recognition - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Total Revenues	$ 1,071	$ 1,124	$ 1,058	$ 1,090	$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 2,327	$ 2,293	$ 4,475	$ 4,005	$ 3,576
Operating Segments | United States
Disaggregation of Revenue [Line Items]
Total Revenues	467			485						1,001	989	1,956	1,754	1,587
Operating Segments | International
Disaggregation of Revenue [Line Items]
Total Revenues	606			606						1,329	1,308	2,527	2,259	2,005
Intersegment eliminations
Disaggregation of Revenue [Line Items]
Total Revenues	(2)			(1)						(3)	(4)	(8)	(8)	(16)
Recorded Music | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	907			933						1,991	1,974	3,840	3,360	3,020
Recorded Music | Operating Segments | United States
Disaggregation of Revenue [Line Items]
Total Revenues	380			410						833	841	1,656	1,460	1,329
Recorded Music | Operating Segments | International
Disaggregation of Revenue [Line Items]
Total Revenues	527			523						1,158	1,133	2,184	1,900	1,691
Recorded Music | Digital | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	626			597						1,259	1,160	2,343	2,019	1,692
Recorded Music | Physical | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	94			130						278	361	559	630	667
Recorded Music | Total Physical and Digital | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	720			727						1,537	1,521	2,902	2,649	2,359
Recorded Music | Artist services and expanded-rights | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	115			134						303	300	629	389	385
Recorded Music | Licensing | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	72			72						151	153	309	322	276
Music Publishing | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	166			158						339	323	643	653	572
Music Publishing | Operating Segments | United States
Disaggregation of Revenue [Line Items]
Total Revenues	87			75						168	148	300	294	258
Music Publishing | Operating Segments | International
Disaggregation of Revenue [Line Items]
Total Revenues	79			83						171	175	343	359	314
Music Publishing | Performance | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	41			46						87	99	183	212	197
Music Publishing | Digital | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	74			65						147	130	271	237	187
Music Publishing | Mechanical | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	15			13						30	28	55	72	65
Music Publishing | Synchronization | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	34			31						70	60	120	119	112
Music Publishing | Other | Operating Segments
Disaggregation of Revenue [Line Items]
Total Revenues	$ 2			$ 3						$ 5	$ 6	$ 14	$ 13	$ 11